Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2014 Land [Member]	Dec. 31, 2013 Land [Member]	Dec. 31, 2012 Land [Member] Predecessor [Member]	Sep. 30, 2014 Buildings [Member]	Dec. 31, 2013 Buildings [Member]	Dec. 31, 2012 Buildings [Member] Predecessor [Member]	Sep. 30, 2014 Plant Machinery [Member]	Dec. 31, 2013 Plant Machinery [Member]	Dec. 31, 2012 Plant Machinery [Member] Predecessor [Member]	Sep. 30, 2014 Mobile Equipment [Member]	Dec. 31, 2013 Mobile Equipment [Member]	Dec. 31, 2012 Mobile Equipment [Member] Predecessor [Member]	Sep. 30, 2014 Construction in Progress [Member]	Dec. 31, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member] Predecessor [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 398,049	$ 395,360	$ 604,000		$ 12,931	$ 12,933	$ 3,978	$ 109,755	$ 108,737	$ 143,776	$ 267,668	$ 267,146	$ 441,195	$ 2,990	$ 2,990	$ 7,667	$ 4,705	$ 3,554	$ 7,384
Accumulated depreciation	(38,166)	(11,735)	(217,730)
Total property, plant and equipment, net	$ 359,883	$ 383,625	$ 386,270	$ 415,902